BUSINESS COMBINATION (Schedule of Fair Value of Consideration Transferred at Acquisition Date) (Details) - Qufan [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value of consideration transferred
Cash consideration	¥ 52,760	¥ 510
Contingent consideration	52,240	¥ 52,240
Total Consideration	¥ 105,000